UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2007

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                             Columbus, Ohio
[Signature]                   [City, State]                       [Date]

Report Type (Check one only):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         123

Form 13F Information Table Value Total:     $ 273,913
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                Form 13F File Number                       Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE


                                                            Value         SHARES/  SH  PUT/ OTHER    Investment    VOTING AUTHORITY
Name of Issuer                  Title of Class  Cusip       (x1000)       PRN AMT  PRN CALL MANAGERS Discretion    SOLE  SHARED NONE

3M Company                       COM              88579Y101      273        3,243   SH                  SOLE       3,243
Abbott Laboratories              COM                2824100      522        9,295   SH                  SOLE       9,295
Air Products & Chemicals Inc     COM                9158106      220        2,235   SH                  SOLE       2,235
Allied Capital                   COM              01903Q108      354       16,480   SH                  SOLE      16,480
Allied Waste Industries          COM PAR$.01NEW    19589308      113       10,255   SH                  SOLE      10,255
Allstate Corporation             COM               20002101      350        6,701   SH                  SOLE       6,701
Altria Group Inc                 COM              02209S103      911       12,048   SH                  SOLE      12,048
America Movil ADR                SPON ADR L SHS   02364W105      317        5,158   SH                  SOLE       5,158
Amgen Inc                        COM               31162100      297        6,400   SH                  SOLE       6,400
Apache Corp                      COM               37411105      439        4,084   SH                  SOLE       4,084
Apple Computer Inc               COM               37833100    1,010        5,101   SH                  SOLE       5,101
Arris Group Inc                  COM              04269Q100      112       11,265   SH                  SOLE      11,265
AT&T Inc.                        COM              00206R102    1,613       38,803   SH                  SOLE      38,803
Bank of America Corp             COM               60505104    2,525       61,187   SH                  SOLE      61,187
Berkshire Hathaway               1/100             84990175   46,870          331   SH                  SOLE         331
Berkshire Hathaway Cl B          CL B               8467020   24,783        5,233   SH                  SOLE       5,233
Boeing Co                        COM               97023105      320        3,659   SH                  SOLE       3,659
BP Plc ADR                       SPONSORED ADR     55622104      676        9,239   SH                  SOLE       9,239
Bristol-Myers Squibb             COM              110122108    2,483       93,617   SH                  SOLE      93,617
Bucyrus Intl Inc                 CL A             118759109      319        3,211   SH                  SOLE       3,211
Cabot Oil & Gas                  COM              127097103      354        8,763   SH                  SOLE       8,763
Cardinal Health Inc              COM              14149Y108      643       11,127   SH                  SOLE      11,127
Celgene Corp                     COM              151020104      266        5,758   SH                  SOLE       5,758
Cemex Sa De Cv S Adr             SPON ADR NEW     151290889      396       15,315   SH                  SOLE      15,315
ChevronTexaco Corp               COM              166764100    2,693       28,853   SH                  SOLE      28,853
China Mobile Limited             SPONSORED ADR    16941M109      532        6,119   SH                  SOLE       6,119
Cisco Systems                    COM              17275R102    2,803      103,547   SH                  SOLE     103,547
Citigroup, Inc.                  COM              172967101    1,431       48,608   SH                  SOLE      48,608
Coca-Cola Co                     COM              191216100    2,294       37,387   SH                  SOLE      37,387
ConocoPhillips                   COM              20825C104    1,537       17,402   SH                  SOLE      17,402
Covance Inc                      COM              222816100      383        4,420   SH                  SOLE       4,420
CVS Corp                         COM              126650100      309        7,766   SH                  SOLE       7,766
Diageo Plc New Adr F 1 Adr       SPONsADRONEW     25243Q205      602        7,010   SH                  SOLE       7,010
Dow Chemical                     COM              260543103      642       16,279   SH                  SOLE      16,279
Eaton Vance Cp Non Vtg           COM NON VTG      278265103      233        5,130   SH                  SOLE       5,130
Express Scripts                  COM              302182100      256        3,500   SH                  SOLE       3,500
Exxon Mobil Corporation          COM              30231G102    2,453       26,181   SH                  SOLE      26,181
Fifth Third Bancorp              COM              316773100    5,802      230,898   SH                  SOLE     230,898
Flir Systems Inc                 COM              302445101      370       11,820   SH                  SOLE      11,820
Ford Motor Co Cap 6.5% Trust 2   PFD/TR/CV6.5%    345395206      425       13,090   SH                  SOLE      13,090
Gardner Denver Inc               COM              365558105      604       18,293   SH                  SOLE      18,293
Genentech, Inc.                  COM              368710406      604        9,001   SH                  SOLE       9,001
General Dynamics Corp.           COM              369550108      523        5,879   SH                  SOLE       5,879
General Electric                 COM              369604103    6,779      182,862   SH                  SOLE     182,862
Genuine Parts Co.                COM              372460105      550       11,870   SH                  SOLE      11,870
Global Payments Inc              COM              37940X102      201        4,320   SH                  SOLE       4,320
Goldman Sachs Group Inc          COM              38141G104      920        4,278   SH                  SOLE       4,278
Google Inc Class A               CL A             38259P508      666          963   SH                  SOLE         963
Harsco Corp.                     COM              415864107      235        3,670   SH                  SOLE       3,670
Health Care Properties Inv.      COM              40414L109      570       16,380   SH                  SOLE      16,380
Health Care REIT                 COM              42217K106      584       13,057   SH                  SOLE      13,057
Heinz H J Co                     COM              423074103      600       12,850   SH                  SOLE      12,850
Hewlett Packard Company          COM              428236103    3,090       61,218   SH                  SOLE      61,218
Hexcel Corp New                  COM              428291108      215        8,872   SH                  SOLE       8,872
Huntington Bancshares            COM              446150104      313       21,192   SH                  SOLE      21,192
Int'l Bus. Machines              COM              459200101    2,786       25,772   SH                  SOLE      25,772
Intel Corp                       COM              458140100    2,523       94,624   SH                  SOLE      94,624
iPath DJ-AIG Commodities ETN     DJAIG CMDTY 36   06738C778   11,571      205,770   SH                  SOLE     205,770
iShares Morningstar Fund         LARGE VAL INDX   464288109    6,791       84,140   SH                  SOLE      84,140
iShares Msci Eafe Fund           MSCI EAFE IDX    464287465      491        6,252   SH                  SOLE       6,252
iShares Russell 1000 Index       RUSSELL 1000     464287622   27,445      344,792   SH                  SOLE     344,792
iShares Russell 2000 Index       RUSSELL 2000     464287655    1,772       23,336   SH                  SOLE      23,336
iShares Russell Microcap         RSSL MCRCP IDX   464288869    1,677       31,752   SH                  SOLE      31,752
iShares S&P 500 Index            S&P 500 INDEX    464287200    3,119       21,253   SH                  SOLE      21,253
iShares S&P Midcap 400           S&P MIDCAP 400   464287507    1,197       14,097   SH                  SOLE      14,097
iShares S&P NA Networking        S&P GSTI NTWRK   464287531      245        7,190   SH                  SOLE       7,190
iShares S&P Smallcap 600         S&P SMLCAP 600   464287804      828       12,741   SH                  SOLE      12,741
iShares Xinhua China 25 Index    FTSE XNHUA IDX   464287184   21,164      124,166   SH                  SOLE     124,166
Itron Inc New                    COM              465741106      227        2,365   SH                  SOLE       2,365
Johnson & Johnson                COM              478160104      822       12,327   SH                  SOLE      12,327
Joy Global Inc                   COM              481165108      281        4,263   SH                  SOLE       4,263
JP Morgan Chase & Co.            COM              46625H100    4,186       95,909   SH                  SOLE      95,909
Keycorp Inc                      COM              493267108      396       16,882   SH                  SOLE      16,882
Kimberly-Clark                   COM              494368103      575        8,297   SH                  SOLE       8,297
Kroger Co                        COM              501044101      914       34,224   SH                  SOLE      34,224
Las Vegas Sands Corp             COM              517834107      692        6,715   SH                  SOLE       6,715
Lehman Bros Holdings             COM              524908FN5      440        6,717   SH                  SOLE       6,717
Lilly (Eli) & Company            COM              532457108    1,544       28,912   SH                  SOLE      28,912
Lockheed Martin Corp             COM              539830109      534        5,071   SH                  SOLE       5,071
Lowes Companies Inc              COM              548661107      288       12,739   SH                  SOLE      12,739
Mastercard Inc                   CL A             57636Q104      652        3,031   SH                  SOLE       3,031
McDonald's Corp                  COM              580135101    3,862       65,554   SH                  SOLE      65,554
Medcohealth Solutions            COM              58405U102      439        4,326   SH                  SOLE       4,326
Merck & Co                       COM              589331107    3,725       64,102   SH                  SOLE      64,102
Mettler Toledo Intl Incf         COM              592688105      438        3,852   SH                  SOLE       3,852
MGM Mirage                       COM              552953101      468        5,567   SH                  SOLE       5,567
Microsoft Corp                   COM              594918104    2,778       78,022   SH                  SOLE      78,022
Mid Cap Spdr Trust Unit Ser      UNIT SER 1       595635103      358        2,305   SH                  SOLE       2,305
Miller (Herman) Inc.             COM              600544100      835       25,773   SH                  SOLE      25,773
Monsanto Co New Del              COM              61166W101      852        7,626   SH                  SOLE       7,626
Motorola Inc                     COM              620076109    1,323       82,459   SH                  SOLE      82,459
MS India Investment Fund         COM              61745C105      328        5,978   SH                  SOLE       5,978
MVC Capital                      COM              553829102      632       39,181   SH                  SOLE      39,181
Novartis A G Spon Adrf Sponsor   SPONSORED ADR    66987V109      230        4,242   SH                  SOLE       4,242
Nuveen Div Adv Mun Fd            COM SH BEN INT   67070R104      151       11,692   SH                  SOLE      11,692
Park National Corp               COM              700658107    2,144       33,247   SH                  SOLE      33,247
PepsiCo Inc                      COM              713448108      409        5,388   SH                  SOLE       5,388
Petrochina Co ADR                SPONSORED ADR    7.16E+104      350        1,995   SH                  SOLE       1,995
Petroleo Brasileiro SA           SPONSORED ADR    71654V408      410        3,560   SH                  SOLE       3,560
Pfizer Incorporated              COM              717081103    2,425      106,683   SH                  SOLE     106,683
Pharmaceutical Product Dev       COM              717124101      240        5,935   SH                  SOLE       5,935
PPL Corporation                  COM              69351T106      239        4,580   SH                  SOLE       4,580
Praxair Incorporated             COM              74005P104      484        5,455   SH                  SOLE       5,455
Procter & Gamble                 COM              742718109   12,170      165,763   SH                  SOLE     165,763
Raymond James Finl Inc           COM              754730109      213        6,529   SH                  SOLE       6,529
Sanmina-Sci Corp                 COM              800907107       43       23,430   SH                  SOLE      23,430
Schering-Plough                  COM              806605101      241        9,047   SH                  SOLE       9,047
Schlumberger Ltd                 COM              806857108    1,177       11,961   SH                  SOLE      11,961
Time Warner Inc.                 COM              887317105    1,551       93,972   SH                  SOLE      93,972
Toyota Motor Cp Adr Newf         SP ADR REP2COM   892331307      321        3,025   SH                  SOLE       3,025
Unilever N.V.                    N Y SHS NEW      904784709      748       20,515   SH                  SOLE      20,515
Union Pacific Corp               COM              907818108      423        3,366   SH                  SOLE       3,366
United Healthcare Corp           COM              91324P102      734       12,605   SH                  SOLE      12,605
US Bancorp                       COM NEW          902973304    5,055      159,275   SH                  SOLE     159,275
Verizon Communications           COM              92343V104      903       20,671   SH                  SOLE      20,671
Vodafone Group Plc Adr F         SPONS ADR NEW    92857W209      726       19,446   SH                  SOLE      19,446
Wachovia Corp New                COM              929903102      450       11,833   SH                  SOLE      11,833
Walt Disney Holding Co           COM DISNEY       254687106    2,160       66,910   SH                  SOLE      66,910
Wash Mutual Inc.                 COM              939322103      242       17,808   SH                  SOLE      17,808
Wells Fargo & Co New             COM              949746101    1,872       62,006   SH                  SOLE      62,006
Wesbanco Inc                     COM              950810101      484       23,501   SH                  SOLE      23,501
Wisdomtree Intl Mdcp Div         INTL MIDCAP DV   97717W778    1,679       25,179   SH                  SOLE      25,179
Worthington Industries           COM              981811102      549       30,730   SH                  SOLE      30,730
YUM Brands Inc.                  COM              988498101      512       13,375   SH                  SOLE      13,375